Variable Interest Entities (Assets and Liabilities of VIE Included in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Assets:
Cash and cash equivalents	¥ 983,612	¥ 949,413	¥ 1,046,466	¥ 826,361
Property, plant and equipment, net	820,818	739,285
Intangibles, net	615,754	642,361
Goodwill	606,290	561,255	¥ 691,803
Other noncurrent assets	2,120,534	2,060,560
Total assets	16,673,390	15,834,331
Liabilities:
Other current liabilities	574,193	556,372
Other noncurrent liabilities	330,302	316,422
Total liabilities	13,541,502	¥ 12,900,614
Variable interest entity
Assets:
Cash and cash equivalents	8,559
Account receivables, net	3,709
Other current assets	27,472
Property, plant and equipment, net	1,389
Intangibles, net	61,766
Goodwill	16,964
Other noncurrent assets	8,972
Total assets	128,831
Liabilities:
Accounts payable and accrued expenses	43,232
Other current liabilities	11,330
Other noncurrent liabilities	4,220
Total liabilities	¥ 58,782